Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 2,185,524	$ 1,492,014	$ 1,210,139
Vessel and rigs/drillships operating expenses	844,260	609,765	649,722
Depreciation and amortization	449,792	357,372	335,458
Loss on sale of assets, net	0	0	1,179
Impairment charge	38,148	43,490	0
General and administrative expenses	193,686	184,722	145,935
Gain/(Loss) on interest rate swaps	(15,528)	8,373	(54,073)
Gain/ (loss) on FFA's	0	0	0
Income taxes	(77,823)	(44,591)	(43,957)
Net income/(loss)	58,020	(198,028)	(288,593)
Net income/(loss) attributable to Dryships Inc.	(47,512)	(223,093)	(246,778)
Interest and finance cost	(411,021)	(332,129)	(210,128)
Interest income	12,146	12,498	4,203
Change in fair value of derivatives (gain)/loss	(29,304)	(88,859)	(54,506)
Total assets	10,371,603	10,123,692	8,878,491
Drybulk Segment
Revenues	205,630	191,024	227,141
Vessel and rigs/drillships operating expenses	90,376	78,594	69,640
Depreciation and amortization	99,631	96,624	94,716
Loss on sale of assets, net	0	0	1,046
Contract termination fees and other	0	32,283	0
Impairment charge	38,148	43,490	0
General and administrative expenses	48,441	44,819	52,576
Gain/(Loss) on interest rate swaps	(1,142)	(1,226)	(13,229)
Gain/ (loss) on FFA's	0	(31,362)	(13,934)
Income taxes	0	0	0
Net income/(loss)	(206,303)	(265,399)	(115,423)
Net income/(loss) attributable to Dryships Inc.	(206,303)	(265,399)	(115,423)
Interest and finance cost	(102,806)	(102,656)	(95,545)
Interest income	1,074	2,900	3,645
Change in fair value of derivatives (gain)/loss	(21,069)	(42,125)	(41,801)
Total assets	1,741,235	1,777,176	2,020,180
Drilling Segment
Revenues	1,817,077	1,180,250	941,903
Vessel and rigs/drillships operating expenses	727,832	504,957	563,583
Depreciation and amortization	325,744	236,689	225,650
Loss on sale of assets, net	0	0	133
Contract termination fees and other	0	0	0
Impairment charge	0	0	0
General and administrative expenses	131,745	126,868	83,647
Gain/(Loss) on interest rate swaps	(12,671)	8,616	(36,974)
Gain/ (loss) on FFA's	0	0	0
Income taxes	(77,823)	(44,591)	(43,957)
Net income/(loss)	259,654	64,287	(129,396)
Net income/(loss) attributable to Dryships Inc.	154,122	39,222	(87,581)
Interest and finance cost	(298,839)	(218,384)	(112,316)
Interest income	12,227	9,595	553
Change in fair value of derivatives (gain)/loss	(15,909)	(44,383)	(16,063)
Total assets	8,095,212	7,674,674	6,278,860
Tanker Segment
Revenues	162,817	120,740	41,095
Vessel and rigs/drillships operating expenses	26,052	26,214	16,499
Depreciation and amortization	24,417	24,059	15,092
Loss on sale of assets, net	0	0	0
Contract termination fees and other	0	1,010	41,339
Impairment charge	0	0	0
General and administrative expenses	13,500	13,035	9,712
Gain/(Loss) on interest rate swaps	(1,715)	983	(3,870)
Gain/ (loss) on FFA's	0	31,362	13,934
Income taxes	0	0	0
Net income/(loss)	4,669	3,084	(43,774)
Net income/(loss) attributable to Dryships Inc.	4,669	3,084	(43,774)
Interest and finance cost	(10,540)	(11,089)	(2,267)
Interest income	9	3	5
Change in fair value of derivatives (gain)/loss	7,674	(2,351)	3,358
Total assets	652,375	671,842	579,451
TOTAL
Revenues	2,185,524	1,492,014	1,210,139
Vessel and rigs/drillships operating expenses	844,260	609,765	649,722
Depreciation and amortization	449,792	357,372	335,458
Loss on sale of assets, net	0	0	1,179
Contract termination fees and other	0	33,293	41,339
Impairment charge	38,148	43,490	0
General and administrative expenses	193,686	184,722	145,935
Gain/(Loss) on interest rate swaps	(15,528)	8,373	(54,073)
Gain/ (loss) on FFA's	0	0	0
Income taxes	(77,823)	(44,591)	(43,957)
Net income/(loss)	58,020	(198,028)	(288,593)
Net income/(loss) attributable to Dryships Inc.	(47,512)	(223,093)	(246,778)
Interest and finance cost	(412,185)	(332,129)	(210,128)
Interest income	13,310	12,498	4,203
Change in fair value of derivatives (gain)/loss	(29,304)	(88,859)	(54,506)
Total assets	$ 10,488,822	$ 10,123,692	$ 8,878,491